N-2	Oct. 22, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001984165
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	CAZ STRATEGIC OPPORTUNITIES FUND
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
SHAREHOLDER TRANSACTION EXPENSES	CLASS A	CLASS D	CLASS E	CLASS F	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases	3.00%	None	None	None	None	None
Maximum repurchase fee(1)	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Dividend reinvestment plan fees(2)	None	None	None	None	None	None
(1)	A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of an investor’s Shares at any time prior to the day immediately preceding the one-year anniversary of an investor’s purchase of the Shares (on a “first in-first out” basis). An early repurchase fee payable by an investor may be waived by the Fund, in circumstances where the Board of Trustees determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any investor. The early repurchase fee will be retained by the Fund for the benefit of the remaining investors. See “Repurchases of Shares.”
(2)	The expenses of administering the dividend reinvestment plan are included in “Other expenses.” See “Dividend Reinvestment Plan.”

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ANNUAL FUND EXPENSES (as a percentage of average net assets attributable to Shares (i.e., common shares))(3)
Management Fee	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Distribution and Service (12b-1) Fees	0.60%	0.60%	None	None	None	0.25%
Interest Payments on Borrowed Funds(4)	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%
Total Other Expenses(5)	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Acquired Fund Fees and Expenses(6)	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%
Total Annual Fund Operating Expenses	3.62%	3.62%	3.02%	3.02%	3.02%	3.27%
Fee Waiver and/or Expense Reimbursement(7)	0.00%	0.00%	(0.20)%	(0.40)%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(7)	3.62%	3.62%	2.82%	2.62%	3.02%	3.27%
(3)	Assumes the Fund raises $381,028,979 in proceeds in the fiscal year ending March 31, 2026, resulting in estimated average net assets of approximately $436,803,922. Expenses also assume the Fund raises $83,036,001 in proceeds in the fiscal year ending March 31, 2026 with respect to its Class F Shares resulting in estimated average Net Assets of approximately $147,062,854. Expenses also assume the Fund raises $84,673,126 in proceeds in the fiscal year ending March 31, 2026 with respect to its Class E Shares resulting in estimated Average Net Assets of approximately $45,341,057.
(4)	“Interest Payments on Borrowed Funds” represent the amortization of cost associated with obtaining a credit facility and unused commitment fees. See “Summary of Terms - Leverage.”
(5)	Other expenses are estimated for the Fund’s current fiscal year and include accounting, legal and auditing fees of the Fund, as well as the reimbursement of the compensation of administrative personnel and fees payable to the Independent Trustees.
(6)	Represents estimated operating fees and expenses of the Investment Funds in which the Fund invests. Some or all of the Investment Funds in which the Fund invests charge carried interests, incentive fees or allocations based on the Investment Funds’ performance. The Investment Funds in which the Fund invests generally charge a management fee of 0% to 2% annually of committed or net invested capital, and approximately 0% to 20% of net profits as a carried interest allocation. In a given period, the management fee charged by the Investment Funds may be reduced in part by amounts received by the Investment Funds’ management company for related activities, such as transaction and monitoring fees received from portfolio companies. In addition, when a portfolio company is sold and the distribution exceeds the management fee allocated to that portfolio company, the Investment Funds’ management company may refund a portion of the allocated management fees. Such refunds are generally accrued by the Investment Funds as if all portfolio companies were sold at fair values. The 0.77% shown as “Acquired Fund Fees and Expenses” is based on estimated amounts for the Fund’s fiscal year ending March 31, 2026. Acquired Fund Fees and Expenses reflect operating expenses of the Investment Funds (e.g., management fees, administration fees and professional and other direct, fixed fees and expenses of the Investment Funds) after refunds, excluding any performance-based fees or allocations paid by the Investment Funds that are paid solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Investment Funds.
(7)	The Adviser has contractually agreed to waive fees or reimburse expenses to limit total annual Fund operating expenses (excluding management fees, Rule 12b-1 distribution and service fees, taxes, interest expenses, acquired fund fees and expenses, and certain extraordinary expenses) to no more than 1.00%, on an annualized basis, of the Fund’s month-end net assets (“Expense Cap”). The Adviser may only recoup the waived fees, reimbursed expenses or directly paid expenses if (i) the waived fees, reimbursed expenses or directly paid expenses have fallen to a level below the Expense Cap and (ii) the reimbursement amount does not raise the level of waived fees, reimbursed expenses or directly paid expenses in the month the reimbursement is being made to a level that exceeds the Expense Cap applicable at that time. In addition, the Adviser has contractually agreed to reimburse a portion of Class E’s Other Expenses (excluding management fees, acquired fund fees and expenses, taxes and custody fees) equal to: (x) 0.20% of Class E’s average monthly net assets if Class E’s total net assets are less than $100,000,000; (y) 0.30% of Class E’s average monthly net assets if Class E’s total net assets are equal to or greater than $100,000,000 but less than $250,000,000; and (z) 0.40% of Class E’s average monthly net assets if Class E’s total net assets are greater than $250,000,000. The Adviser may not recoup expenses reimbursed pursuant to the expense reimbursement agreement for Class E’s Other Expenses. Further, the Adviser has contractually agreed to reimburse a portion of Class F’s Other Expenses (excluding management fees, acquired fund fees and expenses, taxes and custody fees) equal to: (x) 0.30% of Class F’s average monthly net assets if Class F’s total net assets are less than $100,000,000; (y) 0.40% of Class F’s average monthly net assets if Class F’s total net assets are equal to or greater than $100,000,000 but less than $250,000,000; and (z) 0.50% of Class F’s average monthly net assets if Class F’s total net assets are greater than $250,000,000. The Adviser may not recoup expenses reimbursed pursuant to the expense reimbursement agreement for Class F’s Other Expenses. These contractual arrangements will remain in effect at least until January 9, 2027 unless the Fund’s Board of Trustees approves their earlier termination.

Other Annual Expenses [Abstract]
Purpose of Fee Table , Note [Text Block]

 The following table illustrates the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts or waivers if you invest at least $100,000 in Class A Shares of the Fund. More information about these and other discounts or waivers is available from your financial professional, in the section “Sales Charges—Class A Shares” beginning on page 61 of the Prospectus.

General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
LEVERAGE

The Fund may use leverage to the extent permitted by the 1940 Act. The Fund is permitted to obtain leverage using any form or combination of financial leverage instruments, including through funds borrowed from banks or other financial institutions (i.e., a credit facility), margin facilities, or the issuance of notes in an aggregate amount up to 33 1/3% of the Fund’s total assets, including any assets purchased with borrowed money, immediately after giving effect to the leverage. The Fund is also permitted to obtain leverage through the issuance of preferred shares in an aggregate amount up to 50% of the Fund’s total assets immediately after giving effect to the leverage. The Fund may also borrow money through a credit facility or other arrangements to manage timing issues associated with new and existing investments (e.g., to provide the Fund with temporary liquidity to allocate to new Investment Funds or to satisfy capital calls from existing Investment Funds in advance of the Fund’s receipt of proceeds from existing Investment Funds). The Fund may also use leverage generated by reverse repurchase agreements, dollar rolls and similar transactions. On September 30, 2025, the Fund and the Fund’s wholly owned subsidiary, CAZ SOF Opportunistic Blocker LLC, entered into a credit agreement with EverBank, N.A and the other lenders from time to time party thereto (the “Credit Agreement”). The maximum aggregate commitment amount of the borrowing under the Credit Agreement is $100,000,000.

The Fund’s use of leverage may not be successful, and may, at times, cause the Fund’s NAV to be more volatile than it would otherwise be.

In addition, while any senior securities remain outstanding, the Fund generally must make provisions to prohibit any distribution to the Fund’s shareholders or the repurchase of such securities or Shares unless the Fund meets the applicable asset coverage ratio at the time of the distribution or repurchase.

Investment Funds may also use leverage in their investment activities. Borrowings by Investment Funds are not subject to the asset coverage requirement discussed above. Accordingly, the Fund’s portfolio may be exposed to the risk of highly leveraged investment programs of certain Investment Funds and the volatility of the value of Shares may be great, especially during times of a “credit crunch” and/or general market turmoil, such as that experienced during late 2008 or certain periods during the current global pandemic. In general, the use of leverage by Investment Funds or the Fund may increase the volatility of the Investment Funds or the Fund. See “Types of Investments and Related Risks—Leverage Risk.”

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
LEVERAGE

The Fund may use leverage to the extent permitted by the 1940 Act. The Fund is permitted to obtain leverage using any form or combination of financial leverage instruments, including through funds borrowed from banks or other financial institutions (i.e., a credit facility), margin facilities, or the issuance of notes in an aggregate amount up to 33 1/3% of the Fund’s total assets, including any assets purchased with borrowed money, immediately after giving effect to the leverage. The Fund is also permitted to obtain leverage through the issuance of preferred shares in an aggregate amount up to 50% of the Fund’s total assets immediately after giving effect to the leverage. The Fund may also borrow money through a credit facility or other arrangements to manage timing issues associated with new and existing investments (e.g., to provide the Fund with temporary liquidity to allocate to new Investment Funds or to satisfy capital calls from existing Investment Funds in advance of the Fund’s receipt of proceeds from existing Investment Funds). The Fund may also use leverage generated by reverse repurchase agreements, dollar rolls and similar transactions. On September 30, 2025, the Fund and the Fund’s wholly owned subsidiary, CAZ SOF Opportunistic Blocker LLC, entered into a credit agreement with EverBank, N.A and the other lenders from time to time party thereto (the “Credit Agreement”). The maximum aggregate commitment amount of the borrowing under the Credit Agreement is $100,000,000.

The Fund’s use of leverage may not be successful, and may, at times, cause the Fund’s NAV to be more volatile than it would otherwise be.

In addition, while any senior securities remain outstanding, the Fund generally must make provisions to prohibit any distribution to the Fund’s shareholders or the repurchase of such securities or Shares unless the Fund meets the applicable asset coverage ratio at the time of the distribution or repurchase.

Investment Funds may also use leverage in their investment activities. Borrowings by Investment Funds are not subject to the asset coverage requirement discussed above. Accordingly, the Fund’s portfolio may be exposed to the risk of highly leveraged investment programs of certain Investment Funds and the volatility of the value of Shares may be great, especially during times of a “credit crunch” and/or general market turmoil, such as that experienced during late 2008 or certain periods during the current global pandemic. In general, the use of leverage by Investment Funds or the Fund may increase the volatility of the Investment Funds or the Fund. See “Types of Investments and Related Risks—Leverage Risk.”

Class A Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.00%
Dividend Reinvestment and Cash Purchase Fees		[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%	[3]
Interest Expenses on Borrowings [Percent]	0.32%	[3],[4]
Distribution/Servicing Fees [Percent]	0.60%	[3]
Acquired Fund Fees and Expenses [Percent]	(0.77%)	[3],[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.68%	[3],[6]
Total Annual Expenses [Percent]	3.62%	[3]
Waivers and Reimbursements of Fees [Percent]	0.00%	[3],[7]
Net Expense over Assets [Percent]	3.62%	[3],[7]
Expense Example, Year 01	$ 65
Expense Example, Years 1 to 3	138
Expense Example, Years 1 to 5	212
Expense Example, Years 1 to 10	$ 406
Class D Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]
Dividend Reinvestment and Cash Purchase Fees		[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%	[3]
Interest Expenses on Borrowings [Percent]	0.32%	[3],[4]
Distribution/Servicing Fees [Percent]	0.60%	[3]
Acquired Fund Fees and Expenses [Percent]	0.77%	[3],[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.68%	[3],[6]
Total Annual Expenses [Percent]	3.62%	[3]
Waivers and Reimbursements of Fees [Percent]	0.00%	[3],[7]
Net Expense over Assets [Percent]	3.62%	[3],[7]
Expense Example, Year 01	$ 36
Expense Example, Years 1 to 3	111
Expense Example, Years 1 to 5	187
Expense Example, Years 1 to 10	$ 388
Class E Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]
Dividend Reinvestment and Cash Purchase Fees		[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%	[3]
Interest Expenses on Borrowings [Percent]	0.32%	[3],[4]
Distribution/Servicing Fees [Percent]		[3]
Acquired Fund Fees and Expenses [Percent]	0.77%	[3],[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.68%	[3],[6]
Total Annual Expenses [Percent]	3.02%	[3]
Waivers and Reimbursements of Fees [Percent]	(0.20%)	[3],[7]
Net Expense over Assets [Percent]	2.82%	[3],[7]
Expense Example, Year 01	$ 29
Expense Example, Years 1 to 3	91
Expense Example, Years 1 to 5	157
Expense Example, Years 1 to 10	$ 332
Class F Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]
Dividend Reinvestment and Cash Purchase Fees		[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%	[3]
Interest Expenses on Borrowings [Percent]	0.32%	[3],[4]
Distribution/Servicing Fees [Percent]		[3]
Acquired Fund Fees and Expenses [Percent]	0.77%	[3],[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.68%	[3],[6]
Total Annual Expenses [Percent]	3.02%	[3]
Waivers and Reimbursements of Fees [Percent]	(0.40%)	[3],[7]
Net Expense over Assets [Percent]	2.62%	[3],[7]
Expense Example, Year 01	$ 27
Expense Example, Years 1 to 3	90
Expense Example, Years 1 to 5	155
Expense Example, Years 1 to 10	$ 331
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]
Dividend Reinvestment and Cash Purchase Fees		[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%	[3]
Interest Expenses on Borrowings [Percent]	0.32%	[3],[4]
Distribution/Servicing Fees [Percent]		[3]
Acquired Fund Fees and Expenses [Percent]	0.77%	[3],[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.68%	[3],[6]
Total Annual Expenses [Percent]	3.02%	[3]
Waivers and Reimbursements of Fees [Percent]	0.00%	[3],[7]
Net Expense over Assets [Percent]	3.02%	[3],[7]
Expense Example, Year 01	$ 31
Expense Example, Years 1 to 3	93
Expense Example, Years 1 to 5	159
Expense Example, Years 1 to 10	$ 334
Class R Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]
Dividend Reinvestment and Cash Purchase Fees		[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%	[4]
Interest Expenses on Borrowings [Percent]	0.32%	[3],[4]
Distribution/Servicing Fees [Percent]	0.25%	[3]
Acquired Fund Fees and Expenses [Percent]	0.77%	[3],[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.68%	[3],[6]
Total Annual Expenses [Percent]	3.27%	[3]
Waivers and Reimbursements of Fees [Percent]	0.00%	[3],[7]
Net Expense over Assets [Percent]	3.27%	[3],[7]
Expense Example, Year 01	$ 33
Expense Example, Years 1 to 3	101
Expense Example, Years 1 to 5	171
Expense Example, Years 1 to 10	$ 357

[1]	The expenses of administering the dividend reinvestment plan are included in “Other expenses.” See “Dividend Reinvestment Plan.”
[2]	A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of an investor’s Shares at any time prior to the day immediately preceding the one-year anniversary of an investor’s purchase of the Shares (on a “first in-first out” basis). An early repurchase fee payable by an investor may be waived by the Fund, in circumstances where the Board of Trustees determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any investor. The early repurchase fee will be retained by the Fund for the benefit of the remaining investors. See “Repurchases of Shares.”
[3]	Assumes the Fund raises $381,028,979 in proceeds in the fiscal year ending March 31, 2026, resulting in estimated average net assets of approximately $436,803,922. Expenses also assume the Fund raises $83,036,001 in proceeds in the fiscal year ending March 31, 2026 with respect to its Class F Shares resulting in estimated average Net Assets of approximately $147,062,854. Expenses also assume the Fund raises $84,673,126 in proceeds in the fiscal year ending March 31, 2026 with respect to its Class E Shares resulting in estimated Average Net Assets of approximately $45,341,057.
[4]	“Interest Payments on Borrowed Funds” represent the amortization of cost associated with obtaining a credit facility and unused commitment fees. See “Summary of Terms - Leverage.”
[5]	Represents estimated operating fees and expenses of the Investment Funds in which the Fund invests. Some or all of the Investment Funds in which the Fund invests charge carried interests, incentive fees or allocations based on the Investment Funds’ performance. The Investment Funds in which the Fund invests generally charge a management fee of 0% to 2% annually of committed or net invested capital, and approximately 0% to 20% of net profits as a carried interest allocation. In a given period, the management fee charged by the Investment Funds may be reduced in part by amounts received by the Investment Funds’ management company for related activities, such as transaction and monitoring fees received from portfolio companies. In addition, when a portfolio company is sold and the distribution exceeds the management fee allocated to that portfolio company, the Investment Funds’ management company may refund a portion of the allocated management fees. Such refunds are generally accrued by the Investment Funds as if all portfolio companies were sold at fair values. The 0.77% shown as “Acquired Fund Fees and Expenses” is based on estimated amounts for the Fund’s fiscal year ending March 31, 2026. Acquired Fund Fees and Expenses reflect operating expenses of the Investment Funds (e.g., management fees, administration fees and professional and other direct, fixed fees and expenses of the Investment Funds) after refunds, excluding any performance-based fees or allocations paid by the Investment Funds that are paid solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Investment Funds.
[6]	Other expenses are estimated for the Fund’s current fiscal year and include accounting, legal and auditing fees of the Fund, as well as the reimbursement of the compensation of administrative personnel and fees payable to the Independent Trustees.
[7]	The Adviser has contractually agreed to waive fees or reimburse expenses to limit total annual Fund operating expenses (excluding management fees, Rule 12b-1 distribution and service fees, taxes, interest expenses, acquired fund fees and expenses, and certain extraordinary expenses) to no more than 1.00%, on an annualized basis, of the Fund’s month-end net assets (“Expense Cap”). The Adviser may only recoup the waived fees, reimbursed expenses or directly paid expenses if (i) the waived fees, reimbursed expenses or directly paid expenses have fallen to a level below the Expense Cap and (ii) the reimbursement amount does not raise the level of waived fees, reimbursed expenses or directly paid expenses in the month the reimbursement is being made to a level that exceeds the Expense Cap applicable at that time. In addition, the Adviser has contractually agreed to reimburse a portion of Class E’s Other Expenses (excluding management fees, acquired fund fees and expenses, taxes and custody fees) equal to: (x) 0.20% of Class E’s average monthly net assets if Class E’s total net assets are less than $100,000,000; (y) 0.30% of Class E’s average monthly net assets if Class E’s total net assets are equal to or greater than $100,000,000 but less than $250,000,000; and (z) 0.40% of Class E’s average monthly net assets if Class E’s total net assets are greater than $250,000,000. The Adviser may not recoup expenses reimbursed pursuant to the expense reimbursement agreement for Class E’s Other Expenses. Further, the Adviser has contractually agreed to reimburse a portion of Class F’s Other Expenses (excluding management fees, acquired fund fees and expenses, taxes and custody fees) equal to: (x) 0.30% of Class F’s average monthly net assets if Class F’s total net assets are less than $100,000,000; (y) 0.40% of Class F’s average monthly net assets if Class F’s total net assets are equal to or greater than $100,000,000 but less than $250,000,000; and (z) 0.50% of Class F’s average monthly net assets if Class F’s total net assets are greater than $250,000,000. The Adviser may not recoup expenses reimbursed pursuant to the expense reimbursement agreement for Class F’s Other Expenses. These contractual arrangements will remain in effect at least until January 9, 2027 unless the Fund’s Board of Trustees approves their earlier termination.